Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax benefits attributable to employee stock option transactions	$ 15,600,000	$ 1,400,000	$ 1,600,000
Net Operating Loss Carry Forwards	126,556,000	136,159,000
Net Deferred Tax Asset Balance	26,200,000
Valuation Allowance, Amount	112,626,000	114,686,000
Decrease In Valuation Allowance	2,000,000
Long Term Deferred Tax Liability	15,600,000
Unrecognized tax benefit	11,800,000
Decrease in Accrued Interest	200,000	400,000
Increase in Interest Accruals			100,000
Reduction (Increase) in accrual of penalties	100,000	500,000	100,000
Liabilities for uncertain tax positions interests and penalties	6,000,000	6,200,000
Deferred tax liability	27,080,000	27,097,000
Unremitted Foreign Earnings	167,800,000	145,400,000
Approximate amount of deferred tax liability that would be recognized if foreign operations earnings are not indefinitely reinvested	148,300,000
Deferred income taxes	25,100,000
Federal State And Foreign
Income Tax Disclosure [Line Items]
Net Operating Loss Carry Forwards	$ 321,700,000